Subsequent Events (Details) (Subsequent Event, LBM, GBP £) In Millions, unless otherwise specified	Feb. 25, 2013 employee location subsidiary
Subsequent Event | LBM
Subsequent Events
Purchase price	£ 29.0
Number of subsidiaries of acquired company	2
Number of employees of acquired company	2,500
Number of locations of acquired company	6